Concentration and Risks (Details) - Schedule of Net Accounts Receivable - Customer Concentration Risk [Member] - Accounts Receivable [Member]		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Customer A [Member]
Concentration Risk [Line Items]
Accounts receivables, net	[1]	21.20%	70.40%
Customer B [Member]
Concentration Risk [Line Items]
Accounts receivables, net		24.60%		[2]
Customer C [Member]
Concentration Risk [Line Items]
Accounts receivables, net		23.70%		[2]
Customer D [Member]
Concentration Risk [Line Items]
Accounts receivables, net		10.90%		[2]

[1]	Customer A is Beijing Baichuan Insurance Brokerage Co., Ltd., a related party of the Group, from which the gross accounts receivable for enterprise services were RMB29,116 and RMB4,488 as of June 30, 2023 and 2024, respectively, which were recorded in “amounts due from related parties”, and represents 70.4% and 21.2% of all accounts receivables from third parties and related parties as of June 30, 2023 and 2024, respectively.
[2]	The percentage was below 10% for the period.